Income taxes - Variations of Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of tax expense
Income (loss) before income taxes	$ 87,537	$ 131,961
Statutory tax rates (in percent)	2650.00%	2650.00%
Income taxes expense at statutory rate	$ 23,197	$ 34,970
Permanent difference items	2,564	103
Rate differential	(22,071)	(20,116)
Prior year adjustments	(2,385)	(4,280)
Change in unrecognized deductible temporary differences	(2,600)	3,975
Share-based payments	26,984	9,566
Other	(107)	698
Total tax expense	$ 25,582	$ 24,916